6. TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Breakdown of the capital by owner
Weighted average maturity	2 years 3 months 4 days
Amount of accounts receivable - third parties	R$ 549,083	R$ 730,251
Receivables from the sales of several other assets and farms	R$ 78,258	R$ 109,419